Commitments	12 Months Ended
Dec. 31, 2018
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Commitments

Note 18. Commitments

Accounting policy

The commitment amounts are associated with contracts that are enforceable and legally binding and that specify all significant terms, including fixed or minimum services to be used, fixed, minimum or variable price provisions, and the approximate timing of the actions under the contracts. They do not include obligations under agreements that we can cancel without a significant penalty.

Details of commitments

As of December 31, 2018	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
Sale and lease-back agreement	30,047	1,423	2,864	2,852	22,908
Facility lease agreements	27,188	1,651	7,411	8,193	9,933
License agreements	18,093	1,237	2,474	2,474	11,907
Manufacturing agreements	10,293	10,293	—	—	—
Other agreements	12,356	7,754	4,602	—	—

Total contractual obligations	97,977	22,359	17,350	13,519	44,749

Obligations under the terms of the sale and lease-back agreement

The sale and lease-back agreement entered into by Calyxt in the third quarter of 2017 has a defined lease term and is classified as an operating lease agreement under IFRS. It results in off-balance sheet commitments.

Obligations under the terms of the facility lease agreements

Facility lease agreements in Paris, France, and in New York City, New York; Montvale, New Jersey and Roseville, Minnesota (all in the USA) have been subscribed for a defined term. Future payments of these leases as disclosed in the table above, along with the letters of credit provided to the landlords of the Company’s facilities in New York and in Roseville, are off balance sheets commitments.

Obligations under the terms of license agreements

We have entered into various license agreements with third parties that subject us to certain fixed license fees, as well as fees based on future events, such as research and sales milestones.

We also have collaboration agreements whereby we are obligated to pay royalties and milestones based on future events that are uncertain and therefore they are not included in the table above.

Obligations under the terms of manufacturing agreements

We have manufacturing agreements whereby we are obligated to pay for services rendered in the next year regarding our products UCART123, UCARTCS1 and UCART22.

Obligations under the terms of other agreements

Calyxt has forward purchase commitments with growers to purchase seed and grain at future dates that are estimated based on anticipated yield and expected price. This amount is not recorded in the financial statements because the company has not taken delivery of the seed and grain.